Securities and other financial assets, net - Schedule of securities pledge to secure repurchase transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	$ 498,274	$ 11,998
Securities sold under repurchase agreements	(427,497)	(10,663)
Amortized cost
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	498,274	11,998
Securities sold under repurchase agreements	(427,497)	(10,663)
At FVOCI
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	0	0
Securities sold under repurchase agreements	$ 0	$ 0